A roll-forward schedule of cumulative foreign exchange losses recognized in other comprehensive income (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020	$ (24,590)	$ (13,540)
Recognized in Other comprehensive income	1,618	(14,164)
Reclassified to the statement of income - occurred exports	1,523	2,753
Reclassified to the statement of income - exports no longer expected or not occurred		361
Balance at June 30, 2021	(21,449)	(24,590)
Tax Effect [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020	12,667	6,977
Recognized in Other comprehensive income	(833)	7,296
Reclassified to the statement of income - occurred exports	(784)	(1,419)
Reclassified to the statement of income - exports no longer expected or not occurred		(187)
Balance at June 30, 2021	11,050	12,667
Reserve of exchange differences on translation [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020	(37,257)	(20,517)
Recognized in Other comprehensive income	2,451	(21,460)
Reclassified to the statement of income - occurred exports	2,307	4,172
Reclassified to the statement of income - exports no longer expected or not occurred		548
Balance at June 30, 2021	$ (32,499)	$ (37,257)